Assets Held For Sale and Discontinued Operations - Summary of Discontinued Operations (Detail) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of discontinued operations [abstract]
Revenue		€ 3,177	€ 3,556		€ 5,910
EBITDA (as defined)*		200	144		380
Depreciation		(96)	(41)		(55)
Amortisation		(2)	(2)		(14)
Impairment		(1)
Operating profit		101	101		311
Profit on disposals		227	1,566		5
Profit before finance costs		328	1,667		316
Finance costs		(7)			(1)
Share of equity accounted investments' profit		12	12		13
Profit before tax		333	1,679		328
Attributable income tax expense		(23)	(503)		(82)
Profit after tax for the financial year from discontinued operations		310	1,176	[1]	246	[1]
Profit attributable to:
Equity holders of the Company		309	1,175		245
Non-controlling interests		1	1	[1]	1	[1]
Profit after tax for the financial year from discontinued operations		€ 310	€ 1,176	[1]	€ 246	[1]
Basic earnings per Ordinary Share from discontinued operations		€ 0.385	€ 1.412		€ 0.294
Diluted earnings per Ordinary Share from discontinued operations		€ 0.382	€ 1.405		€ 0.292
Cash flows from discontinued operations
Net cash inflow/(outflow) from operating activities	[2]	€ 32	€ (367)		€ 204
Net cash inflow/(outflow) from investing activities	[3]	1,542	2,339		(75)
Net cash outflow from financing activities		(71)	(19)		(13)
Net cash inflow		€ 1,503	€ 1,953		€ 116

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.
[2]	Includes the corporation tax paid on the sale of discontinued operations.
[3]	Includes the proceeds from the sale of discontinued operations.